Impairment Charges (Additional Information) (Detail) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2012	Jun. 30, 2013 Customer Relationships [Member]	Dec. 31, 2013 Customer Relationships [Member]	Dec. 31, 2013 Chemical Light [Member]	Dec. 31, 2013 Patents [Member]	Dec. 31, 2012 Patents [Member]	Dec. 31, 2013 Trademarks and Trade Names [Member]	Dec. 31, 2012 Trademarks and Trade Names [Member]	Dec. 31, 2013 Non Compete Agreement [Member]	Dec. 31, 2012 Non Compete Agreement [Member]
Asset Impairment Charges [Line Items]
Share Price			$ 2.34
Impairment loss (see Notes 3 and 23)	$ 168,000	$ 47,088,000
Impairment loss on intangible assets	875,000	281,000		875	650,000		174,000	172,000	17,000	29,000	34,000	80,000
Impairment loss on equipment	$ 0	$ 273,000				$ 273,000